North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Number of Shares			Value
		COMMON STOCKS - 95.9%
		CONSUMER DISCRETIONARY - 14.4%
		Distributors - 1.5%
4,517		Pool Corp.	$2,232,753

		Diversified Consumer Services - 1.0%
35,335		frontdoor, Inc.*	1,541,313

		Hotels, Restaurants & Leisure - 1.6%
18,525		NeoGames S.A.*1	763,415
9,357		Wingstop, Inc.	1,608,749
			2,372,164
		Internet & Direct Marketing Retail - 0.5%
64,777		The RealReal Inc.*	805,826

		Leisure Products - 2.7%
40,867		YETI Holdings, Inc.*	4,059,728

		Multiline Retail - 1.1%
23,714		Ollie's Bargain Outlet Holdings, Inc.*	1,716,419

		Specialty Retail - 6.0%
5,226		Burlington Stores, Inc.*	1,565,135
9,309		Five Below, Inc.*	1,981,048
94,542		Leslie's, Inc.*	2,280,353
55,089		National Vision Holdings, Inc.*	3,304,238
			9,130,774
		TOTAL CONSUMER DISCRETIONARY	21,858,977

		CONSUMER STAPLES - 5.2%
		Food & Staples Retailing - 2.9%
59,404		BJ's Wholesale Club Holdings, Inc.*	3,365,831
42,651		Grocery Outlet Holding Corp.*	1,110,205
			4,476,036
		Food Products - 2.3%
130,188		Nomad Foods Ltd.*1	3,435,661
		TOTAL CONSUMER STAPLES	7,911,697

		FINANCIALS - 1.8%
		Insurance - 1.8%
6,037		Kinsale Capital Group, Inc.	1,097,829
17,438		Palomar Holdings, Inc.*	1,565,932
		TOTAL FINANCIALS	2,663,761

		HEALTH CARE - 29.2%
		Biotechnology - 11.1%
10,333		Acceleron Pharma, Inc.*	1,383,382
4,646		argenx SE - ADR*1	1,537,919
19,988		Arrowhead Pharmaceuticals, Inc.*	1,341,595
11,732		Biohaven Pharmaceutical Holding Co Ltd.*1	1,539,708
9,250		Blueprint Medicines Corp.*	862,747
19,114		Emergent BioSolutions, Inc.*	1,205,711
54,979		Halozyme Therapeutics, Inc.*	2,308,568
84,767		Heron Therapeutics, Inc.*	989,231
14,921		Horizon Therapeutics PLC*1	1,612,811
28,745		Insmed, Inc.*	806,010
21,924		Oyster Point Pharma, Inc.*	288,958
54,134		Travere Therapeutics, Inc.*	1,181,745
37,381		Veracyte, Inc.*	1,798,400
			16,856,785
		Health Care Equipment & Supplies - 8.6%
34,151		AtriCure, Inc.*	2,514,196
38,605		Axonics, Inc.*	2,894,603
24,110		CONMED Corp.	3,166,607
3,958		Insulet Corp.*	1,178,732
17,537		OrthoPediatrics Corp.*	1,229,344
4,286		Penumbra, Inc.*	1,178,436
68,236		Zynex Inc.*	915,045
			13,076,963
		Health Care Providers & Services - 1.8%
15,014		LHC Group, Inc.*	2,804,015

		Health Care Technology - 6.2%
56,074		Inovalon Holdings, Inc. - Class A*	2,290,623
14,959		Inspire Medical Systems, Inc.*	3,344,234
14,784		Omnicell, Inc.*	2,295,512
25,263		Schrodinger, Inc.*	1,507,948
			9,438,317
		Life Sciences Tools & Services - 1.5%
46,073		NeoGenomics, Inc.*	2,240,069
		TOTAL HEALTH CARE	44,416,149

		INDUSTRIALS - 15.0%
		Building Products - 1.1%
40,834		The AZEK Co. Inc.*	1,735,037

		Commercial Services & Supplies - 1.8%
36,697		Casella Waste Systems, Inc. - Class A*	2,715,211

		Construction & Engineering - 1.4%
63,262		Construction Partners, Inc. - Class A*	2,117,379

		Electrical Equipment - 2.5%
30,437		Vicor Corp.*	3,755,013

		Machinery - 3.9%
72,632		Colfax Corp.*	3,498,683
16,629		John Bean Technologies Corp.	2,426,005
			5,924,688
		Road & Rail - 2.2%
13,844		Saia, Inc.*	3,324,360

		Trading Companies & Distributors - 2.1%
15,530		SiteOne Landscape Supply, Inc.*	3,107,553
		TOTAL INDUSTRIALS	22,679,241

		INFORMATION TECHNOLOGY - 29.7%
		Electronic Equipment, Instruments & Components - 1.8%
9,408		Littelfuse, Inc.	2,685,043

		IT Services - 11.9%
31,507		Endava PLC - ADR*1	4,218,787
15,069		Euronet Worldwide, Inc.*	2,007,643
34,705		Maximus, Inc.	3,022,459
41,579		Perficient, Inc.*	4,957,048
57,587		Repay Holdings Corp.*	1,325,077
14,305		WEX, Inc.*	2,625,969
			18,156,983
		Semiconductors & Semiconductor Equipment - 4.2%
27,997		Diodes, Inc.*	2,710,950
59,253		Lattice Semiconductor Corp.*	3,680,796
			6,391,746
		Software - 11.8%
35,044		Altair Engineering Inc. - Class A*	2,592,906
13,874		Cerence, Inc.*	1,504,497
38,370		The Descartes Systems Group Inc.*1	3,008,208
29,359		Envestnet, Inc.*	2,344,903
15,515		Everbridge, Inc.*	2,435,389
21,174		Five9, Inc.*	3,350,362
7,111		SPS Commerce, Inc.*	963,754
42,841		Upland Software, Inc.*	1,669,942
			17,869,961
		TOTAL INFORMATION TECHNOLOGY	45,103,733

		REAL ESTATE - 0.6%
		Real Estate Management & Development - 0.6%
17,467		Redfin Corp.*	848,372
		TOTAL REAL ESTATE	848,372

		TOTAL COMMON STOCKS
		(Cost $85,484,812)	145,481,930

		SHORT-TERM INVESTMENT - 4.4%
6,678,625		First American Treasury Obligations Fund - Class X, 0.01%[2]	6,678,625
		TOTAL SHORT-TERM INVESTMENT
		(Cost $6,678,625)	6,678,625

		TOTAL INVESTMENTS - 100.3%
		(Cost $92,163,437)	152,160,555
		Liabilities in Excess of Other Assets - (0.3)%	(423,563)
		TOTAL NET ASSETS - 100.0%	$151,736,992

	ADR - American Depositary Receipt
	PLC - Public Limited Company

	*	Non-Income producing security
	[1]	Foreign security denominated in U.S. Dollars
	[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
February 28, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	29.7%
Health Care	29.2%
Industrials	15.0%
Consumer Discretionary	14.4%
Consumer Staples	5.2%
Financials	1.8%
Real Estate	0.6%
Total Common Stocks	95.9%
Short-Term Investment	4.4%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

North Square Oak Ridge Small Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$145,481,930	$-	$-	$145,481,930
Short-Term Investment	6,678,625	-	-	6,678,625
Total	$152,160,555	$-	$-	$152,160,555

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.